CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands, $ in Millions	Attributable to equity holders of the parent CLP ($)	Paid-in capital CLP ($)	Other reserves CLP ($)	Reserves from earnings CLP ($)	Unrealized gains (losses) on financial assets at FV through OCI CLP ($)	Cumulative translation adjustment CLP ($)	Cash flows hedge adjustment CLP ($)	Retained earnings from previous periods CLP ($)	Income for the year CLP ($)	Provision for minimum dividends CLP ($)	Non-controlling interest CLP ($)	USD ($)	CLP ($)
Equity at beginning of period at Dec. 31, 2015	$ 3,175,322	$ 2,041,173	$ 98,845	$ 464,426	$ 45,815	$ 59	$ 17,814	$ 64,986	$ 609,903	$ (167,699)	$ 3		$ 3,175,325
Capitalization of retained earnings		96,874							(96,874)
Retention (release) earnings				146,375					(146,375)
Dividends distributions and paid	(198,955)								(366,654)	167,699	(2)		(198,957)
Defined benefit plans adjustment	124		124										124
Capital increase investment in other companies	1		1										1
Cumulative translation adjustment	(59)					$ (59)							(59)
Cash flow hedge adjustment, net	(38,366)						(38,366)						(38,366)
Valuation adjustment on financial assets at FV through OCI (net)	(39,770)				(39,770)								(39,770)
Income for the year	575,051								575,051				575,051
Provision for minimum dividends	(165,675)									(165,675)			(165,675)
Equity at end of period at Dec. 31, 2016	3,307,673	2,138,047	98,970	610,801	6,045		(20,552)	64,986	575,051	(165,675)	1		3,307,674
Capitalization of retained earnings		133,354							(133,354)
Retention (release) earnings				99,663					(99,663)
Dividends distributions and paid	(176,359)								(342,034)	165,675	(1)		(176,360)
Defined benefit plans adjustment	123		123										123
Cash flow hedge adjustment, net	11,158						11,158						11,158
Valuation adjustment on financial assets at FV through OCI (net)	3,476				3,476								3,476
Income for the year	572,080								572,080		1		572,081
Provision for minimum dividends	(172,804)									(172,804)			(172,804)
Equity at end of period at Dec. 31, 2017	3,545,347	2,271,401	99,093	710,464	9,521		(9,394)	64,986	572,080	(172,804)	1		3,545,348
Impact of adopting IFRS 9	(62,726)				4,249			(66,975)					(62,726)
Restated balances as of January 1, 2018	3,482,621	2,271,401	99,093	710,464	13,770		(9,394)	(1,989)	572,080	(172,804)	1		3,482,622
Capitalization of retained earnings		147,432							(147,432)
Retention (release) earnings				50,569					(50,569)
Dividends distributions and paid	(201,275)								(374,079)	172,804	(1)		(201,276)
Defined benefit plans adjustment	(92)		(92)										(92)
Cash flow hedge adjustment, net	(22,589)						(22,589)						(22,589)
Valuation adjustment on financial assets at FV through OCI (net)	(10,121)				(10,121)								(10,121)
Income for the year	603,633								603,633		1	$ 870,291	603,634
Provision for minimum dividends	(178,462)									(178,462)			(178,462)
Equity at end of period at Dec. 31, 2018	$ 3,673,715	$ 2,418,833	$ 99,001	$ 761,033	$ 3,649		$ (31,983)	$ (1,989)	$ 603,633	$ (178,462)	$ 1	$ 5,296,591	$ 3,673,716